UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:         12/31/05

Check here if Amendment [ ]                            Amendment Number: _____

Institutional Investment Manager Filing this Report:

Name:    Endowment Capital Group, L.P.

Address: 1105 North Market Street, 15th Floor Wilmington, DE 19801

Form 13F File Number: 028-11105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blaine J. Klusky

Title:   Chief Operating Officer

Phone:   302.472.9080

Signature, Place, and Date of Signing:



      /s/ Blaine J. Klusky          Wilmington, DE                     2/13/2006
      --------------------------------------------------------------------------
           [Signature]               [City, State]                       [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $374,644,000

List of Other Included Managers:            None

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
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     Name of Issuer           Title of Class    CUSIP    Market    SH/PRN    SH/   Put/  Investment  Managers    Sole   Shared  None
                                                         Value     Amount    PRN   Call  Discretion
                                                        ($1000)

ACUSPHERE INC                 COMMON STOCK    00511R870      125      23,405  SH          SOLE                   23,405
BUILD-A-BEAR WORKSHOP INC     COMMON STOCK    120076104   66,370   2,239,200  SH          SOLE                2,239,200
CALAVO GROWERS INC            COMMON STOCK    128246105    1,383     136,003  SH          SOLE                  136,003
CRAWFORD & COMPANY - CL A     COMMON STOCK    224633206    3,961     682,871  SH          SOLE                  682,871
CRAWFORD & COMPANY-CL B       COMMON STOCK    224633107    3,936     683,378  SH          SOLE                  683,378
ESCO TECHNOLOGIES INC         COMMON STOCK    296315104    1,668      37,500  SH          SOLE                   37,500
INTERNATIONAL RECTIFIER CORP  COMMON STOCK    460254105   53,986   1,692,350  SH          SOLE                1,692,350
KIRKLAND'S INC                COMMON STOCK    497498105   16,885   2,828,294  SH          SOLE                2,828,294
LECG CORP                     COMMON STOCK    523234102   38,634   2,222,881  SH          SOLE                2,222,881
NAUTILUS INC                  COMMON STOCK    63910B102   48,315   2,589,229  SH          SOLE                2,589,229
OPTIONSXPRESS HOLDINGS INC    COMMON STOCK    684010101   20,462     833,500  SH          SOLE                  833,500
SANDERS MORRIS HARRIS
 GROUP INC                    COMMON STOCK    80000Q104   25,358   1,547,185  SH          SOLE                1,547,185
SOMERA COMMUNICATIONS INC     COMMON STOCK    834458101    1,129   1,446,927  SH          SOLE                1,446,927
TNS INC                       COMMON STOCK    872960109   52,678   2,746,500  SH          SOLE                2,746,500
VISTACARE INC                 COMMON STOCK    92839Y109   39,754   3,180,303  SH          SOLE                3,180,303

                                                                                        No. of Other
                                                          374,644                       Managers         0